SERIES 1A PREFERRED STOCK - Additional Information (Details) - USD ($)						1 Months Ended	3 Months Ended
	Jan. 05, 2021	Dec. 31, 2020	Dec. 18, 2020	Dec. 09, 2020	Sep. 22, 2020	Nov. 30, 2020	Sep. 30, 2021
Class Of Stock [Line Items]
Debt conversion, converted instrument, shares issued			105,000,000,000	872,093,023
Series 1A Preferred Stock
Class Of Stock [Line Items]
Debt conversion, converted instrument, shares issued							1,000,000,000
TubeSolar | Series 1A Preferred Stock
Class Of Stock [Line Items]
Debt conversion, converted instrument, shares issued							100
Series One A Securities Purchase Agreement | Crowdex Investments, LLC | Series 1A Preferred Stock
Class Of Stock [Line Items]
Debt conversion, converted instrument, shares issued		500
Tranche 2 SPA | TubeSolar | Series 1A Preferred Stock
Class Of Stock [Line Items]
Number of shares sold	2,500
Gross proceeds from issuance of private placement	$ 2,500,000
Number of shares sold	2,500
Private Placement | Securities Purchase Agreement | Crowdex Investments, LLC | Series 1A Preferred Stock
Class Of Stock [Line Items]
Agreement entered date					Sep. 22, 2020
Stock purchase agreement, authorized amount					$ 5,000,000
Original issue price per share					$ 1,000
Fixed conversion price per 10,000 common share					0.0001
Liquidation, dissolution or winding up, holders to be paid out of assets, amount per share					$ 1,000
Private Placement | Initial Closing Under Securities Purchase Agreement | Series 1A Preferred Stock
Class Of Stock [Line Items]
Debt conversion, converted instrument, shares issued						12,000,000,000
Private Placement | Initial Closing Under Securities Purchase Agreement | Crowdex Investments, LLC | Series 1A Preferred Stock
Class Of Stock [Line Items]
Number of shares sold					2,000
Debt conversion, converted instrument, shares issued						1,200
Gross proceeds from issuance of private placement					$ 2,000,000
Number of shares sold					2,000